Debt - Interest Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Total interest cost	$ 902	$ 841	$ 708
Capitalized interest	(288)	(484)	(523)
Total interest expense, net	$ 614	$ 357	$ 185